Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 869,557	$ 183,914
Accounts Receivable, net	433,627	319,467
Inventory	79,966
Prepaid Assets	82,927	102,095
Other Assets		2,000
Total Current Assets	1,466,077	607,476
Property Plant and Equipment, Net	15,006
Other Assets
Deposits	20,531	10,000
Goodwill	725,973
Total Assets	2,227,587	617,476
Current Liabilities
Accounts Payable	400,544	106,084
Accrued Liabilities	138,323	156,961
Short Term Notes Payable net of $0 and $152 discount		10,587
Short Term Convertible Notes Payable	181,500
Short term Convertible Notes Payable - Related Parties	140,000	251,725
Total Current Liabilities	860,367	525,357
Long Term Liabilities
Convertible Notes Payable		181,500
Notes Payable - Related Parties	522,552	222,552
Total Liabilities	1,382,919	929,409
Shareholders' Equity (Deficit)
Series A Preferred Stock, $0.00001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2018 and December 31, 2017, respectively
Common Stock, $0.00001 par value; 100,000,000 shares authorized; 33,285,827 and 31,985,827 shares issued and outstanding as of December 31, 2018 and 2017, respectively	332	320
Additional Paid-in Capital	8,955,411	7,807,860
Retained Deficit	(8,111,075)	(8,120,113)
Total Shareholders' Equity (Deficit)	844,668	(311,933)
Total Liabilities and Shareholders' Equity (Deficit)	$ 2,227,587	$ 617,476